Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Event

6. Subsequent event

The Company has evaluated subsequent events through the issuance of the condensed consolidated financial statements and does not identified events with material financial impact on the Group’s financial statements.

6. Subsequent Event

1) On January 6, 2015, the Company changed its name from Stark Beneficial, Inc. to China Greenstar Corporation.

2) Mr. Yu Ansheng beneficially owned 61,260,000 shares of the Company indirectly through Forever Prosperous., a company in which he was the sole member and a director. On February 3, 2015, in a private transfer, Mr. Yu transferred 100% of his ownership in Forever Prosperous to Mr. Huangchen Chen, the Chairman, Chief Executive Officer and President of the Company. As a result, Mr. Yu no longer beneficially owns the shares, and has resigned as an officer and director of the Company.

Mr. Sui On Shum beneficially owned 20,420,000 shares of the Company indirectly through Pride Sun Limited. In a private transfer on January 2, 2015, Mr. Sui On Shum transferred 100% of his equity ownership interests in Pride Sun Limited to Fullwing Ventures Limited and resigned as sole director of Pride Sun. Mr. Huangchen Chen is the sole director of Pride Sun and the sole member and director of Fullwing Ventures.

The above two transactions resulted in change of ultimate control of the Group.